FINANCE COSTS	12 Months Ended
Dec. 31, 2018
Finance Costs [Abstract]
FINANCE COSTS
FINANCE COSTS

		Years ended December 31
(In millions of dollars)	Note	2018	2017

Interest on borrowings [1]		709	740
Interest on post-employment benefits liability	22	14	12
Loss on repayment of long-term debt	20	28	—
Loss (gain) on foreign exchange		136	(107)
Change in fair value of derivative instruments		(95)	99
Capitalized interest		(20)	(18)
Other		21	20

Total finance costs		793	746

[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.

LOSS ON REPAYMENT OF LONG-TERM DEBT
We recognized a $28 million loss on repayment of long-term debt this year reflecting the payment of redemption premiums associated with our redemption of US$1.4 billion of senior notes in April 2018 that were otherwise due in August 2018. See note 20 for more information.

FOREIGN EXCHANGE AND CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS
We recognized $136 million in net foreign exchange losses in 2018 (2017 - $107 million in net gains). These losses in 2018 were primarily attributed to our US dollar-denominated commercial paper (US CP) program borrowings (see note 16).

These foreign exchange losses were partially offset by the $95 million gain related to the change in fair value of derivatives (2017 - $99 million loss), which was primarily attributed to the debt derivatives, which were not designated as hedges for accounting purposes, we used to partially offset the foreign exchange risk related to these US dollar-denominated borrowings. In 2017, these foreign exchange gains were primarily attributed to our US dollar-denominated commercial paper (US CP) program borrowings and the US dollar-denominated borrowings under our bank credit facilities that were not hedged for accounting purposes.

During the year ended December 31, 2018, we determined that we would no longer be able to exercise certain ten-year bond forward derivatives within the originally designated time frame. Consequently, we discontinued hedge accounting on those bond forward derivatives and reclassified a $21 million loss from the hedging reserve within shareholders' equity to finance costs (recorded in "change in fair value of derivative instruments"). We subsequently extended the bond forwards to May 31, 2019, with the ability to extend them further, and redesignated them as effective hedges. See note 16 for more information on our bond forward derivatives.